LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Long-term debt	$ 1,735.0	$ 1,732.6
Notional amount	1,746.3
Deferred Financing Costs	(11.3)
Carrying Amount	1,735.0	1,732.6
Fair Value
Long-term debt
Long-term debt	1,668.8	1,848.4
Senior notes
Long-term debt
Notional amount	1,746.3
Deferred Financing Costs	(11.3)
Carrying Amount	1,735.0	1,732.6
Senior notes | Fair Value
Long-term debt
Fair Value	$ 1,668.8	$ 1,848.4
Senior notes | Minimum
Long-term debt
Interest Rates (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest Rates (as a percent)	(6.875%)	(6.875%)